Finance Receivables and Loans, Net (Commercial Concentration Risk) (Details)	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Commercial Concentration Risk	100.00%	100.00%
TEXAS
Concentration Risk [Line Items]
Commercial Concentration Risk	17.70%	13.80%
FLORIDA
Concentration Risk [Line Items]
Commercial Concentration Risk	10.00%	12.30%
MICHIGAN
Concentration Risk [Line Items]
Commercial Concentration Risk	8.90%	9.90%
CALIFORNIA
Concentration Risk [Line Items]
Commercial Concentration Risk	8.70%	9.00%
NORTH CAROLINA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.80%	3.90%
VIRGINIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.80%	4.10%
GEORGIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.60%	3.70%
PENNSYLVANIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.40%	3.80%
NEW YORK
Concentration Risk [Line Items]
Commercial Concentration Risk	3.10%	3.90%
ILLINOIS
Concentration Risk [Line Items]
Commercial Concentration Risk	2.90%	2.70%
Other United States [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	34.10%	32.90%